Annual Fund Operating Expenses - 1290 SmartBeta Equity Fund	Mar. 01, 2021
Class T Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.89%
Expenses (as a percentage of Assets)	1.84%
Fee Waiver or Reimbursement	(0.74%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.10%
Class I Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.88%
Expenses (as a percentage of Assets)	1.58%
Fee Waiver or Reimbursement	(0.73%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.85%
Class R Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.89%
Expenses (as a percentage of Assets)	2.09%
Fee Waiver or Reimbursement	(0.74%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.35%
Class A Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.88%
Expenses (as a percentage of Assets)	1.83%
Fee Waiver or Reimbursement	(0.73%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.10%

[1]	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current fees.
[2]

Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), fees and expenses of other investment companies in which the Fund invests, 12b-1 fees, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) do not exceed an annual rate of average daily net assets of 0.85% for Class A shares, Class T shares, Class I shares and Class R shares of the Fund. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Fund’s expense ratio, after the reimbursement is taken into account, does not exceed the Fund’s expense cap at the time of the waiver or the Fund’s expense cap at the time of the reimbursement, whichever is lower.